Fair Value Measurement - Fair Value Measurements of Roll Forward In Level 3 Financial Instruments (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		¥ 34,368	¥ 44,873	¥ 51,346
Addition		12,334	8,000	21,815
Disposal		(298)		(21,157)	[1]
Impairment		(1,425)	(20,417)	(4,635)
Effect of currency translation adjustment		¥ 898	¥ 3,001	¥ (1,072)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Gain (Loss) on Investments	Gain (Loss) on Investments	Gain (Loss) on Investments
The change in fair value of the investments		¥ 905	¥ (1,089)	¥ (1,424)
Fair value of Level 3 investments, Ending Balance		46,782	34,368	44,873
iSNOB Holding Limited
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		24,656	21,918	22,595
Effect of currency translation adjustment		801	1,816	(677)
The change in fair value of the investments		564	922
Fair value of Level 3 investments, Ending Balance		26,021	24,656	21,918
Ruisha Technology
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance				19,065
Disposal	[1]			(18,157)
The change in fair value of the investments				(908)
Juesekuangxiang (Shanghai) Technology Co. Ltd.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Addition		6,875
Fair value of Level 3 investments, Ending Balance		6,875
Hangzhou Jimi Biotechnology Co., Ltd.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Addition		5,459
Fair value of Level 3 investments, Ending Balance		5,459
Poppy Mobile Inc.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance			15,871
Addition				16,215
Impairment			(16,817)
Effect of currency translation adjustment			946	(344)
Fair value of Level 3 investments, Ending Balance				15,871
Others
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		9,712	7,084	9,686
Addition			8,000	5,600
Disposal		(298)		(3,000)	[1]
Impairment		(1,425)	(3,600)	(4,635)
Effect of currency translation adjustment		97	239	(51)
The change in fair value of the investments		341	(2,011)	(516)
Fair value of Level 3 investments, Ending Balance		¥ 8,427	¥ 9,712	¥ 7,084

[1]	As disclosed in Note 3, the Company derecognized its investment in Ruisha Technology and recycled the unrealized gain of RMB11,106 previously recognized in other comprehensive income into “Gain from investments, net” upon the consummation of the acquisition of Ruisha Technology in July 2021.